Group balance sheet - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Non-current assets
Goodwill	$ 922	$ 912
Intangible assets	2,637	2,779
Property, plant and equipment	57,372
Property, plant and equipment		56,361
Investments in equity accounted units	3,971	4,299
Inventories	139	152
Deferred tax assets	3,102	3,137
Trade and other receivables	1,716	1,585
Tax recoverable	5	8
Other financial assets	635	814
Total non-current assets	70,499	70,047
Current assets
Inventories	3,463	3,447
Trade and other receivables	3,027	3,179
Tax recoverable	116	77
Other financial assets	2,670	2,692
Cash and cash equivalents	8,027	10,773
Total current assets	17,303	20,168
Assets of disposal groups held for sale	0	734
Total assets	87,802	90,949
Current liabilities
Borrowings and other financial liabilities	(1,372)	(1,073)
Trade and other payables	(6,480)	(6,600)
Tax payable	(1,874)	(1,842)
Provisions including post-retirement benefits	(1,399)	(1,056)
Total current liabilities	(11,125)	(10,571)
Non-current liabilities
Borrowings and other financial liabilities	(13,341)	(12,847)
Trade and other payables	(794)	(841)
Tax payable	(376)	(348)
Deferred tax liabilities	(3,220)	(3,673)
Provisions including post-retirement benefits	(13,704)	(12,552)
Total non-current liabilities	(31,435)	(30,261)
Liabilities of disposal groups held for sale	0	(294)
Total liabilities	(42,560)	(41,126)
Net assets	45,242	49,823
Capital and reserves
Share premium account	4,313	4,312
Other reserves	9,177	8,661
Retained earnings	23,387	27,025
Equity attributable to owners of Rio Tinto	40,532	43,686
Attributable to non-controlling interests	4,710	6,137
Total equity	45,242	49,823
Rio Tinto plc [Member]
Capital and reserves
Share capital	207	211
Rio Tinto Limited [Member]
Capital and reserves
Share capital	$ 3,448	$ 3,477